Revenues (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAdditionalInformationExplanatoryLineItems [Line Items]
Other Revenue From Compensation For Damages	€ 9	€ 122	€ 36
Gain (loss) on sale of assets and business	3,288
Area 4 [Member]
DisclosureOfAdditionalInformationExplanatoryLineItems [Line Items]
Sale of stake in assets and business	€ 1,985
Percentage of sale of stake in assets and business	25.00%
Zohr project [Member]
DisclosureOfAdditionalInformationExplanatoryLineItems [Line Items]
Sale of stake in assets and business	€ 1,281
Percentage of sale of stake in assets and business	40.00%